Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 23, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) on behalf of Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed Global Dividend Income Fund, Eaton Vance Tax-Managed Global Small-Cap Fund, Eaton Vance Tax-Managed Multi-Cap Growth Fund, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Value Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 6, 2017 to the Prospectuses dated March 1, 2017. The purpose of the filing is to submit the 497(e) filing dated October 6, 2017 in XBRL for the Funds.

Please contact me at (617) 672-8539, or fax number (617) 672-1539 if you have any questions or comments.

Very truly yours,

/s/ Elizabeth Prall

Elizabeth Prall

Assistant Vice President